CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2021 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 96.79%
CLOSED-END FUNDS - 12.39%
CONVERTIBLE SECURITIES - 0.85%
Virtus AllianzGI Equity & Convertible Income Fund	171,399	$5,051,129

CORE - 1.91%
General American Investors Company, Inc. *	184,262	7,934,322
Royce Micro-Cap Trust, Inc.	293,436	3,351,039
		11,285,361
DEVELOPED MARKET - 0.86%
Aberdeen Japan Equity Fund, Inc.	69,604	678,639
First Trust Dynamic Europe Equity Income Fund	74,602	961,620
Japan Smaller Capitalization Fund, Inc.	220,665	1,997,018
New Germany Fund, Inc. (The)	53,952	1,065,552
Swiss Helvetia Fund, Inc. (The)	44,501	408,519
		5,111,348
DIVERSIFIED EQUITY - 4.14%
Adams Diversified Equity Fund, Inc.	694,785	13,756,743
Gabelli Dividend & Income Trust (The)	44,000	1,134,760
Royce Value Trust, Inc.	308,996	5,568,108
Tri-Continental Corporation	122,063	4,074,463
		24,534,074
EMERGING MARKETS - 1.42%
India Fund, Inc. (The)	181,277	4,185,686
Korea Fund, Inc. (The)	11,269	461,466
Mexico Fund, Inc. (The)	2,374	35,254
Morgan Stanley India Investment Fund, Inc.	90,725	2,503,102
Templeton Emerging Markets Fund	72,782	1,235,111
		8,420,619
ENERGY MLP FUNDS - 1.54%
ClearBridge Energy Midstream Opportunity Fund Inc.	104,682	2,287,302
ClearBridge MLP and Midstream Fund Inc.	102,613	2,785,943
ClearBridge MLP and Midstream Total Return Fund Inc.	49,557	1,189,368
Kayne Anderson NextGen Energy & Infrastructure, Inc.	328,423	2,390,919
Neuberger Berman MLP and Energy Income Fund Inc.	95,452	470,578
		9,124,110

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2021 (Unaudited)(Continued)

Description	No. of Shares	Value
GLOBAL - 0.28%
Gabelli Global Small and Mid Cap Value Trust (The)	35,338	$562,977
GDL Fund (The)	121,208	1,088,448
		1,651,425
INCOME & PREFERRED STOCK - 0.20%
LMP Capital and Income Fund Inc.	85,891	1,181,860

NATURAL RESOURCES - 0.39%
Adams Natural Resources Fund, Inc.	118,643	1,861,508
First Trust Energy Infrastructure Fund	32,894	419,399
		2,280,907
OPTION ARBITRAGE/OPTIONS STRATEGIES - 0.41%
Virtus Dividend, Interest & Premium Strategy Fund	165,392	2,452,763

SECTOR EQUITY - 0.31%
Gabelli Healthcare & WellnessRx Trust (The)	86,224	1,139,019
GAMCO Natural Resources, Gold & Income Trust	141,016	714,951
		1,853,970
UTILITY - 0.08%
Macquarie Global Infrastructure Total Return Fund Inc.	19,757	460,536

TOTAL CLOSED-END FUNDS		73,408,102

COMMUNICATION SERVICES - 11.08%
Activision Blizzard, Inc.	24,000	1,857,360
Alphabet Inc. - Class C *	9,400	25,053,914
Charter Communications, Inc. - Class A *	5,300	3,856,068
Comcast Corporation - Class A	130,000	7,270,900
Facebook, Inc. - Class A *	40,000	13,575,600
Netflix, Inc. *	11,000	6,713,740
Twitter, Inc. *	24,000	1,449,360
Walt Disney Company (The) *	35,000	5,920,950
		65,697,892

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2021 (Unaudited)(Continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY - 11.30%
Amazon.com, Inc. *	10,200	$33,507,408
Booking Holdings Inc. *	1,000	2,373,870
Dollar General Corporation	7,000	1,484,980
eBay Inc.	20,000	1,393,400
General Motors Company *	36,000	1,897,560
Hilton Worldwide Holdings Inc. *	5,000	660,550
Lowe's Companies, Inc.	21,000	4,260,060
NIKE, Inc. - Class B	36,000	5,228,280
Ross Stores, Inc.	10,000	1,088,500
Starbucks Corporation	35,000	3,860,850
Target Corporation	12,000	2,745,240
Tesla, Inc. *	8,000	6,203,840
TJX Companies, Inc. (The)	34,600	2,282,908
		66,987,446
CONSUMER STAPLES - 3.84%
Coca-Cola Company (The)	112,000	5,876,640
Constellation Brands, Inc. - Class A	5,000	1,053,450
Costco Wholesale Corporation	14,000	6,290,900
Estée Lauder Companies Inc. (The) - Class A	7,000	2,099,510
Monster Beverage Corporation *	12,000	1,065,960
Philip Morris International Inc.	45,000	4,265,550
Sysco Corporation	15,000	1,177,500
Walgreens Boots Alliance, Inc.	20,000	941,000
		22,770,510
EXCHANGE-TRADED FUNDS - 3.07%
Energy Select Sector SPDR® Fund (The)	137,000	7,136,330
iShares Core S&P 500 ETF	10,000	4,308,200
SPDR S&P 500® ETF Trust	7,000	3,003,980
Technology Select Sector SPDR® Fund (The)	25,000	3,733,000
		18,181,510
FINANCIALS - 10.59%
American Express Company	12,000	2,010,360
Aon plc - Class A	5,000	1,428,850
Bank of America Corporation	110,000	4,669,500
Bank of New York Mellon Corporation (The)	15,000	777,600
Berkshire Hathaway Inc. - Class B *	55,000	15,011,700

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2021 (Unaudited)(Continued)

Description	No. of Shares	Value
FINANCIALS - 10.59% (Continued)
Charles Schwab Corporation (The)	30,000	$2,185,200
Chubb Limited	7,500	1,301,100
Citigroup Inc.	60,000	4,210,800
Goldman Sachs Group, Inc. (The)	12,000	4,536,360
Intercontinental Exchange, Inc.	6,000	688,920
JPMorgan Chase & Co.	87,000	14,241,030
Moody's Corporation	3,000	1,065,330
Morgan Stanley	38,000	3,697,780
Progressive Corporation (The)	14,000	1,265,460
S&P Global Inc.	5,000	2,124,450
T. Rowe Price Group, Inc.	4,000	786,800
Wells Fargo & Company	60,000	2,784,600
		62,785,840
HEALTH CARE - 12.25%
Abbott Laboratories	17,000	2,008,210
AbbVie Inc.	29,000	3,128,230
Agilent Technologies, Inc.	7,000	1,102,710
Amgen Inc.	5,000	1,063,250
Anthem, Inc.	6,000	2,236,800
Biogen Inc. *	6,000	1,697,940
Boston Scientific Corporation *	42,000	1,822,380
Bristol-Myers Squibb Company	65,000	3,846,050
Centene Corporation *	18,000	1,121,580
Cigna Corporation	12,000	2,401,920
CVS Health Corporation	32,000	2,715,520
DexCom, Inc. *	1,000	546,860
Edwards Lifesciences Corporation *	13,000	1,471,730
Eli Lilly and Company	25,000	5,776,250
HCA Healthcare, Inc.	9,000	2,184,480
Humana Inc.	4,000	1,556,600
IDEXX Laboratories, Inc. *	2,000	1,243,800
IQVIA Holdings Inc. *	7,000	1,676,780
Johnson & Johnson	28,000	4,522,000
McKesson Corporation	5,000	996,900
Medtronic plc	40,000	5,014,000
Merck & Co., Inc.	53,000	3,980,830

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2021 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE - 12.25% (Continued)
Organon & Co.	5,300	$173,787
Stryker Corporation	10,000	2,637,200
Thermo Fisher Scientific Inc.	6,000	3,427,980
UnitedHealth Group Incorporated	28,000	10,940,720
Vertex Pharmaceuticals Incorporated *	7,000	1,269,730
Zimmer Biomet Holdings, Inc.	14,000	2,049,040
		72,613,277
INDUSTRIALS - 6.70%
Boeing Company (The) *	16,000	3,519,040
Caterpillar Inc.	8,000	1,535,760
Cintas Corporation	3,000	1,141,980
CSX Corporation	60,000	1,784,400
Deere & Company	9,000	3,015,630
FedEx Corporation	9,000	1,973,610
General Dynamics Corporation	7,000	1,372,210
Honeywell International Inc.	25,000	5,307,000
Johnson Controls International plc	20,000	1,361,600
Lockheed Martin Corporation	7,000	2,415,700
Norfolk Southern Corporation	11,000	2,631,750
Northrop Grumman Corporation	5,000	1,800,750
Roper Technologies, Inc.	3,500	1,561,455
Southwest Airlines Co. *	18,000	925,740
TransDigm Group Incorporated *	2,000	1,249,140
Union Pacific Corporation	20,000	3,920,200
United Parcel Service, Inc. - Class B	14,000	2,549,400
Waste Management, Inc.	11,000	1,642,960
		39,708,325
INFORMATION TECHNOLOGY - 21.79%
Accenture plc - Class A	7,000	2,239,440
Adobe Inc. *	6,000	3,454,320
Advanced Micro Devices, Inc. *	36,000	3,704,400
Apple Inc.	221,000	31,271,500
Applied Materials, Inc.	18,000	2,317,140
Autodesk, Inc. *	8,000	2,281,360
Cisco Systems, Inc.	43,000	2,340,490
Fidelity National Information Services, Inc.	18,000	2,190,240

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2021 (Unaudited)(Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 21.79% (Continued)
Fiserv, Inc. *	16,000	$1,736,000
HP Inc.	14,000	383,040
Intel Corporation	106,000	5,647,680
Intuit Inc.	9,000	4,855,590
Lam Research Corporation	4,000	2,276,600
Mastercard Incorporated - Class A	18,000	6,258,240
Microsoft Corporation	95,000	26,782,400
NVIDIA Corporation	62,800	13,009,648
Oracle Corporation	25,000	2,178,250
PayPal Holdings, Inc. *	12,000	3,122,520
QUALCOMM Incorporated	22,000	2,837,560
Visa, Inc. - Class A	46,000	10,246,500
		129,132,918
MATERIALS - 1.72%
Air Products and Chemicals, Inc.	6,000	1,536,660
Ball Corporation	7,000	629,790
DuPont de Nemours, Inc.	15,000	1,019,850
Freeport-McMoRan Inc.	50,000	1,626,500
Linde plc	14,000	4,107,320
Newmont Corporation	24,000	1,303,200
		10,223,320
REAL ESTATE - 1.60%
American Tower Corporation	13,000	3,450,330
Digital Realty Trust, Inc.	8,000	1,155,600
Equinix, Inc.	3,000	2,370,390
Public Storage	5,000	1,485,500
SBA Communications Corporation	3,000	991,710
		9,453,530
UTILITIES - 0.46%
American Water Works Company, Inc.	5,000	845,200
Exelon Corporation	25,300	1,223,002
Public Service Enterprise Group Incorporated	11,000	669,900
		2,738,102

TOTAL EQUITY SECURITIES (cost - $478,855,534)		573,700,772

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2021 (Unaudited)(Concluded)

Description	No. of Shares	Value
SHORT-TERM INVESTMENT - 3.16%
MONEY MARKET FUND - 3.16%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% ^ (cost - $18,741,804)	18,741,804	$18,741,804

TOTAL INVESTMENTS - 99.95% (cost - $497,597,338)		592,442,576

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.05%		281,894

NET ASSETS - 100.00%		$592,724,470

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2021.